                         OPPENHEIMER BALANCED FUND/VA
               (a series of Oppenheimer Variable Account Funds)

                  Supplement dated February 27, 2007 to the
                       Prospectus dated April 30, 2006

This supplement amends the Prospectus dated April 30, 2006, of Oppenheimer
Balanced Fund/VA (the "Fund").  The section titled "Portfolio Managers" in the section "How the Fund is Managed - The Manager" on page 10 of the
Prospectus is deleted in its entirety and replaced with the following:

      Portfolio Managers.  The equity component of the Fund's portfolio is managed by Emmanuel Ferreira, and the fixed income component of the Fund's portfolio is managed by Angelo Manioudakis,
            together with a team of investment professionals including
            Benjamin J. Gord, Geoffrey Caan, Thomas Swaney and Antulio N.
            Bomfim.

            Mr. Ferreira is the lead manager of the equity component of the
            Fund's portfolio. He has been a Vice President and portfolio manager of the Fund since January 2003 and Vice President of the
            Manager since January 2003. He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. He was formerly Portfolio Manager at Lashire Investments from July 1999 through December 2002. Mr. Ferreira is primarily responsible for the day-to-day management of the equity component of the Fund's portfolio.

            The Fund's fixed-income component has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord,
            Geoffrey Caan, Thomas Swaney and Antulio N. Bomfim. This
            portfolio management team is primarily responsible for the day-to-day management of the fixed-income component of the Fund's portfolio.

            Mr. Manioudakis has been a Vice President and portfolio manager of the Fund since January 2003, and a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since
            April 2002. He has been a Senior Vice President of OFI
            Institutional Asset Management, Inc. since June 2002 and Vice
            President of Oppenheimer Real Asset Management, Inc. since
            November 2006.  He is also a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Mr. Manioudakis was Executive Director and portfolio manager for Miller, Anderson
            & Sherrerd, a division of Morgan Stanley Investment Management from August 1993 through April 2002.

            Mr. Gord has been a Vice President and portfolio manager of the
            Fund since February 2006 and a Vice President of the Manager since April 2002.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Gord was an
            Executive Director and a senior fixed income analyst at Miller,
            Anderson & Sherrerd from April 1992 through March 2002.

            Mr. Caan has been a Vice President and portfolio manager of the
            Fund since February 2006 and a Vice President of the Manager since August 2003. He is also a portfolio manager of other portfolios in the OppenheimerFunds complex. Mr. Caan was a Vice
            President of ABN AMRO N.A., Inc. from June 2002 through August
            2003, and a Vice President of Zurich Scudder Investments from
            January 1999 through June 2002.

            Mr. Swaney has been a Vice President and portfolio manager of the
            Fund since June 2006 and a Vice President of the Manager since
            April 2006.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Swaney was a senior analyst of the Manager's High Grade Investment Team from June 2002 to March
            2006.  Prior to joining the Manager in June 2002, Mr. Swaney was a senior fixed income analyst at Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from May 1998 through May 2002.

            Mr. Bomfim has been a Vice President and portfolio manager of the
            Fund since February 2006 and a Vice President of the Manager since October 2003.  He is also a portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Bomfim was a
            Senior Economist at the Board of Governors of the Federal Reserve
            System from June 1992 to October 2003.

            The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

February 27, 2007                                           PS0670.008